Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical)	Mar. 31, 2022 ₪ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 ₪ / shares shares	Dec. 31, 2020 $ / shares shares
Common stock, par value | ₪ / shares	₪ 0.01		₪ 0.01
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000	1,000,000,000
Common stock, shares issued	1,140,376,586	975,644,432	975,644,432	376,335,802
Common stock, shares outstanding	1,140,376,586	975,644,432	975,644,432	376,335,802
Redeemable Preferred Stock [Member]
Preferred Stock, Shares Authorized		50,000	50,000
Preferred Class B [Member]
Preferred Stock, Shares Authorized		5,000	5,000
NIS [Member]
Common stock, par value | $ / shares		$ 0.01		$ 0.01